Source of Business and Basis of Presentation	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Source of Business and Basis of Presentation

Ocean Thermal Energy Corporation is currently in the businesses of:

●	OTEC and SWAC—designing Ocean Thermal Energy Conversion (“OTEC”) power plants and Seawater Air Conditioning (“SWAC”) plants for large commercial properties, utilities, and municipalities. These technologies provide practical solutions to mankind’s three oldest and most fundamental needs: clean drinking water, plentiful food, and sustainable, affordable energy without the use of fossil fuels. OTEC is a clean technology that continuously extracts energy from the temperature difference between warm surface ocean water and cold deep seawater. In addition to producing electricity, some of the seawater running through an OTEC plant can be efficiently desalinated using the power generated by the OTEC technology, producing thousands of cubic meters of fresh water every day for use in agriculture and human consumption in the communities served by its plants. This cold, deep, nutrient-rich water can also be used to cool buildings (SWAC) and for fish farming/aquaculture. In short, it is a technology with many benefits, and its versatility makes OTEC unique.

●	EcoVillages—developing and commercializing our EcoVillages, as well as working to develop or acquire new complementary assets. EcoVillages are communities whose goal is to become more socially, economically, and ecologically sustainable. EcoVillages are communities whose inhabitants seek to live according to ecological principles, causing as little impact on the environment as possible. We expect that our EcoVillage communities will range from a population of 50 to 150 individuals, although some may be smaller. We may also form larger EcoVillages, of up to 2,000 individuals, as networks of smaller subcommunities. We expect that our EcoVillages will grow by the addition of individuals, families, or other small groups.

We expect to use our technology in the development of our EcoVillages, which should add significant value to our existing line of business.

On May 25, 2017, we received approval from the Financial Industry Regulatory Authority (“FINRA”) to change the trading symbol for our common stock to “CPWR,” pronounced “sea power” to reflect our core technology, from “TDYS.” Our common stock began formally trading under the symbol “CPWR” on June 21, 2017.

On May 9, 2017, TetriDyn Solutions, Inc. (“TDYS”) acquired Ocean Thermal Energy Corporation (“OTE”) in a merger (the “Merger”), in which outstanding securities of OTE were converted into securities of TDYS, which changed its name to Ocean Thermal Energy Corporation. For accounting purposes, this transaction was accounted for as a reverse merger and has been treated as a recapitalization of TDYS with OTE as the accounting acquirer. The historical financial statements of the accounting acquirer became the financial statements of the company. We did not recognize goodwill or any intangible assets in connection with the transaction. The 110,273,767 shares issued to the shareholders of the accounting acquirer in conjunction with the share exchange transaction have been presented as outstanding for all periods. The historical financial statements include the operations of the accounting acquirer for all periods presented and the accounting acquiree for the period from May 9, 2017, through December 31, 2017. Our accounting year end is December 31, which was the year-end of the accounting acquirer.

The condensed consolidated financial statements include the accounts of the company and our wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, our financial statements reflect all adjustments that are of a normal recurring nature necessary for presentation of financial statements for interim periods in accordance with U.S. generally accepted accounting principles (GAAP) and with the instructions to Form 10-Q in Article 10 of SEC Regulation S-X. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of our financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

We condensed or omitted certain information and footnote disclosures normally included in our annual audited financial statements, which we prepared in accordance with GAAP. The operating results for the three and nine months ended September 30, 2018, are not necessarily indicative of the results to be expected for the year. Our interim financial statements should be read in conjunction with our annual report on Form 10-K for the year ended December 31, 2017, including the financial statements and notes.